Deposits (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Contractual maturities of time deposits of $100,000 or more, domestic
Time deposits, $100,000 or more, domestic, Due in 3 months or less	$ 5,008,000
Time deposits, $100,000 or more, domestic, Due in over Three through six months	3,356,000
Time deposits, $100,000 or more, domestic, Due in over Six through twelve months	3,039,000
Time deposits, $100,000 or more, domestic, Due in over twelve months	11,317,000
Time deposits, $100,000 or more, domestic, Total	$ 22,720,000	$ 22,040,000